VOYA CREDIT INCOME FUND

Voya Credit Income Fund

(the "Fund")

Supplement dated May 2, 2023

to the Fund's Class A, Class C, Class I, and Class W Common Shares' Prospectus (the "Prospectus")

and related Statement of Additional Information (the "SAI"), each dated June 28, 2022, as supplemented

Effective May 1, 2023, Kelly Byrne, CFA; Richard Cumberledge, CFA; and Robert Wilson no longer serve as portfolio managers for the Fund. Effective immediately, all references to Kelly Byrne, CFA; Richard Cumberledge, CFA; and Robert Wilson as portfolio managers for the Fund are hereby removed from the Prospectus and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE